Equity (Details) - Schedule of Capital (Number of Shares) - shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	102,683,444	102,377,008
Total shares of paid-up capital, percentage	100.00%	100.00%
Total outstanding shares	63,617,893	61,016,101
Cresud [Member]
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	35,138,225	37,480,425
Total shares of paid-up capital, percentage	34.20%	36.60%
Charles River Capital [Member]
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	10,929,540	7,767,653
Total shares of paid-up capital, percentage	10.60%	7.60%
Elie Horn [Member]
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	6,098,269	5,998,269
Total shares of paid-up capital, percentage	5.90%	5.90%
Officers [Member]
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	859,339	309,303
Total shares of paid-up capital, percentage	0.80%	0.30%
Treasury [Member]
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	3,067,987	3,571,179
Total shares of paid-up capital, percentage	3.00%	3.50%
Other [Member]
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	46,590,084	47,250,179
Total shares of paid-up capital, percentage	45.40%	46.20%